Segment Information (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Segment Information [Abstract]
Schedule of financial information
	Three Months Ended December 31		Six Months Ended December 31
	2017	2016	2017	2016
Consolidated revenue:
Aytu	$985,000	$794,000	$1,957,000	$1,492,000
Aytu Women's Health	66,000	-	171,000	-

Consolidated revenue	$1,051,000	$794,000	$2,128,000	$1,492,000

Consolidated net loss:
Aytu	$(3,151,000)	$(4,817,000)	$(6,876,000)	$(10,542,000)
Aytu Women's Health	(522,000)	-	(1,042,000)	-

Consolidated net loss	$(3,673,000)	$(4,817,000)	$(7,918,000)	$(10,542,000)

Total consolidated assets:
Aytu	$15,842,000	$21,506,000	$15,842,000	$21,506,000
Aytu Women's Health	3,016,000	-	3,016,000	-

Total consolidated assets	$18,858,000	$21,506,000	$18,858,000	$21,506,000

	Year Ended June 30,
	2017	2016
Revenue:
Aytu	$3,175,000	$2,562,000
Aytu Women's Health	47,000	-

Consolidated revenue	$3,222,000	$2,562,000

Consolidated net loss:
Aytu	$(22,349,000)	$(28,180,000)
Aytu Women's Health	(159,000)	-

Consolidated net loss	$(22,508,000)	$(28,180,000)

Total assets:
Aytu	$11,779,000	$24,343,000
Aytu Women's Health	3,220,000	-

Total assets	$14,999,000	$24,343,000